Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Jul. 12, 2017
Royce Quant Small-Cap Quality Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Royce Quant Small-Cap Quality Value ETF (NAV)
Account Value	$ 16,510	$ 17,939	$ 15,160	$ 16,278	$ 14,894	$ 7,351	$ 10,861	$ 10,819	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 25,175	23,480	18,160	19,865	17,748	10,920	12,017	11,048	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 15,781	$ 16,440	$ 13,733	$ 15,536	$ 16,490	$ 8,463	$ 11,134	$ 10,911	$ 10,000